Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of presentation and principles of consolidation
3.1 Basis of presentation and principles of consolidation

(i)	Subsidiaries and business combinations
Subsidiaries are those entities controlled by Eldorado. Control exists when Eldorado is exposed to, or has rights, to variable returns from the subsidiary and has the ability to affect those returns through its power over the subsidiary. Power is defined as existing rights that give the Company the ability to direct the relevant activities of the subsidiary. In assessing control, potential voting rights that currently are exercisable are taken into account. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. All intercompany transactions, balances, income and expenses are eliminated in full upon consolidation.
The acquisition method of accounting is used to account for business acquisitions. The cost of an acquisition is measured at the fair value of the assets acquired, equity instruments issued and liabilities incurred or assumed at the date of exchange.
Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date, irrespective of the extent of any non-controlling interest.
3. Significant accounting policies (continued)
The excess of the cost of acquisition over the fair value of Eldorado’s share of the identifiable net assets acquired is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets acquired, the difference, or gain, is recognised directly in the consolidated statement of operations.
Transaction costs, other than those associated with the issue of debt or equity securities, which the Company incurs in connection with a business combination, are expensed as incurred.
The subsidiaries of the Company as at December 31, 2018 are described below:

Subsidiary	Location	Ownership interest	Operations and development projects owned

Tüprag Metal Madencilik Sanayi ve Ticaret AS ("Tüprag")	Turkey	100%	Kişladağ Mine Efemçukuru Mine
Hellas Gold SA ("Hellas")	Greece	95%	Stratoni Mine Olympias Mine Skouries Project
Integra Gold Corporation	Canada	100%	Lamaque Project
Thracean Gold Mining SA	Greece	100%	Perama Hill Project
Thrace Minerals SA	Greece	100%	Sapes Project
Unamgen Mineração e Metalurgia SA	Brazil	100%	Vila Nova Iron Ore Mine
Brazauro Recursos Minerais SA ("Brazauro")	Brazil	100%	Tocantinzinho Project
Deva Gold SA ("Deva")	Romania	80.5%	Certej Project

(ii) Discontinued operations
A discontinued operation is a component of the Company’s business that represents a separate major line of business or geographical area of operations that has been disposed of, has been abandoned or meets the criteria to be classified as held for sale.
Discontinued operations are presented in the consolidated statement of operations as a separate line.
(iii) Assets held for sale
Assets and businesses classified as held for sale are measured at the lower of carrying amount and fair value less costs to sell. Impairment losses on initial classification as held for sale and gains or losses on subsequent re-measurements are included in the consolidated statement of operations. No depreciation is charged on assets and businesses classified as held for sale.
Assets and businesses are classified as held for sale if their carrying amount will be recovered or settled principally through a sale transaction rather than through continuing use. The asset or business must be available for immediate sale and the sale must be highly probable within one year.
(iv)  Investments in associates
Associates are those entities where Eldorado has the ability to exercise significant influence, but not control, over the financial and operating policies of those entities. Significant influence is presumed to exist when the Company holds between 20 and 50 percent of the voting power of another entity.
Associates are accounted for using the equity method (equity accounted investees) and are recognized initially at cost. The consolidated financial statements include Eldorado’s share of the income and expenses and equity movements of equity accounted investees, after adjustments to align the accounting policies with those of Eldorado, from the date that significant influence commences until the date that significant influence ceases.

3. Significant accounting policies (continued)
When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest (including any long-term investments) is reduced to nil and the recognition of further losses is discontinued except to the extent that the Company has an obligation to make, or has made, payments on behalf of the investee.
At each balance sheet date, each investment in associates is assessed for indicators of impairment.
(v)  Transactions with non-controlling interests
For purchases from non-controlling interests, the difference between any consideration paid and the relevant share of the carrying value of net assets of the subsidiary acquired is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.
Eldorado treats transactions in the ordinary course of business with non-controlling interests as transactions with third parties.
(vi) Transactions eliminated on consolidation
Intra-company and intercompany balances and transactions, and any unrealized income and expenses arising from all such transactions, are eliminated in preparing the consolidated financial statements.

Foreign currency translation
3.2 Foreign currency translation

(i)	Functional and presentation currency
Items included in the financial statements of each of Eldorado’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in U.S. dollars, which is the Company’s functional and presentation currency, as well as the functional currency of all significant subsidiaries.

(ii)	Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in the consolidated statement of operations.

Property, plant and equipment
3.3 Property, plant and equipment
(i)    Cost and valuation
Property, plant and equipment are carried at cost less accumulated depreciation and any impairment in value. When an asset is disposed of, it is derecognized and the difference between its carrying value and net sales proceeds is recognized as a gain or loss in the consolidated statement of operations.
(ii)    Property, plant and equipment
Property, plant and equipment includes expenditures incurred on properties under development, significant payments related to the acquisition of land, mineral rights and property, plant and equipment which are recorded at cost on initial acquisition. Cost includes the purchase price and the directly attributable costs of acquisition or construction required to bring an asset to the location and condition necessary for the asset to be capable of operating in the manner intended by management, including capitalized borrowing costs for qualifying assets.

(iii)	Depreciation
Mine development costs, property, plant and equipment and other mining assets whose estimated useful life is the same as the remaining life of the mine are depreciated, depleted and amortized over a mine’s estimated life using the units-of-production method calculated based on proven and probable reserves.

3. Significant accounting policies (continued)
Capitalized development costs related to a multi-pit operation are amortized on a pit-by-pit basis over the pit’s estimated life using the units-of-production method calculated based on proven and probable reserves related to each pit.
Property, plant and equipment and other assets whose estimated useful lives are less than the remaining life of the mine are depreciated on a straight-line basis over the estimated useful lives of the assets.
Where components of an asset have a different useful life and cost that is significant to the total cost of the asset, depreciation is calculated on each separate component.
Depreciation methods, useful lives and residual values are reviewed at the end of each year and adjusted if appropriate.

(iv)	Subsequent costs
Expenditure on major maintenance or repairs includes the cost of replacement parts of assets and overhaul costs. Where an asset or part of an asset is replaced and it is probable that further future economic benefit will flow to the Company, the expenditure is capitalized. Similarly, overhaul costs associated with major maintenance are capitalized when it is probable that future economic benefit will flow to the Company and any remaining costs of previous overhauls relating to the same asset are derecognized. All other expenditures are expensed as incurred.

(v)	Deferred stripping costs
Stripping costs incurred during the production phase of a mine are considered production costs and included in the cost of inventory produced during the period in which the stripping costs are incurred, unless the stripping activity can be shown to provide access to additional mineral reserves, in which case the stripping costs are capitalized. Stripping costs incurred to prepare the ore body for extraction are capitalized as mine development costs (pre-stripping). Capitalized stripping costs are amortized on a unit-of-production basis over the proven and probable reserves to which they relate.

(vi)	Borrowing costs
Borrowing costs are expensed as incurred except where they are attributable to the financing of construction or development of qualifying assets requiring a substantial period of time to prepare for their intended future use. Interest is capitalized up to the date when substantially all the activities necessary to prepare the asset for its intended use are complete. Interest is ceased to be capitalized during periods of prolonged suspension of construction or development.
Investment income arising on the temporary investment of proceeds from borrowings is offset against borrowing costs being capitalized.

(vii)	Mine standby costs and restructuring costs
Mine standby costs and costs related to restructuring a mining operation are charged directly to expense in the period incurred. Mine standby costs include labour, maintenance and mine support costs incurred during temporary shutdowns of a mine or a development project.

Exploration, evaluation and development expenditures
3.4 Exploration, evaluation and development expenditures

(i)	Exploration
Exploration expenditures reflect the costs related to the initial search for mineral deposits with economic potential or obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with the acquisition of mineral licenses, prospecting, sampling, mapping, diamond drilling and other work involved in searching for mineral deposits. All expenditures relating to exploration activities are expensed as incurred except for the costs associated with the acquisition of mineral licenses which are capitalized.

3. Significant accounting policies (continued)

(ii)	Evaluation
Evaluation expenditures reflect costs incurred at projects related to establishing the technical and commercial viability of mineral deposits identified through exploration or acquired through a business combination or asset acquisition.
Evaluation expenditures include the cost of:

a)
establishing the volume and grade of deposits through drilling of core samples, trenching and sampling activities for an ore body that is classified as either a mineral resource or a proven and probable reserve;

b)	determining the optimal methods of extraction and metallurgical and treatment processes;

c)	studies related to surveying, transportation and infrastructure requirements;

d)	permitting activities; and

e)	economic evaluations to determine whether development of the mineralized material is commercially viable, including scoping, prefeasibility and final feasibility studies.
Evaluation expenditures are capitalized if management determines that there is evidence to support probability of generating positive economic returns in the future. A mineral resource is considered to have economic potential when it is expected the technical feasibility and commercial viability of extraction of the mineral resource is demonstrable considering long-term metal prices. Therefore, prior to capitalizing such costs, management determines that the following conditions have been met:

▪	There is a probable future benefit that will contribute to future cash inflows;

▪	The Company can obtain the benefit and control access to it; and

▪	The transaction or event giving rise to the benefit has already occurred.
The evaluation phase is complete once technical feasibility of the extraction of the mineral deposit has been determined through preparation of a reserve and resource statement, including a mining plan as well as receipt of required permits and approval of the Board of Directors to proceed with development of the mine.

(iii)	Development
Development expenditures are those that are incurred during the phase of preparing a mineral deposit for extraction and processing. These include pre-stripping costs and underground development costs to gain access to the ore that is suitable for sustaining commercial mining, preparing land, construction of plant, equipment and buildings and costs of commissioning the mine and mill. It also includes proceeds received from pre-commercial production.
Expenditures incurred on development projects continue to be capitalized until the mine and mill move into the production stage. The Company assesses each mine construction project to determine when a mine moves into the production stage. The criteria used to assess the start date are determined based on the nature of each mine construction project, such as the complexity of a plant or its location. Various relevant criteria are considered to assess when the mine is substantially complete and ready for its intended use and moved into the production stage. Some of the criteria considered would include, but are not limited to, the following:

(1)	the level of capital expenditures compared to construction cost estimates;

(2)	the completion of a reasonable period of testing of mine plant and equipment;

(3)	the ability to produce minerals in saleable form (within specification); and

(4)	the ability to sustain ongoing production of minerals.
Alternatively, if the factors that impact the technical feasibility and commercial viability of a project change and no longer support the probability of generating positive economic returns in the future, expenditures will no longer be capitalized.

Goodwill
3.5 Goodwill
Goodwill represents the excess of the cost of an acquisition over the fair value of the Company’s share of the net assets of the acquired business at the date of acquisition. When the excess is negative (negative goodwill), it is recognized immediately in income. Goodwill on acquisition of subsidiaries and businesses is shown separately as goodwill in the consolidated financial statements. Goodwill on acquisition of associates is included in investments in significantly influenced companies and tested for impairment as part of the overall investment.
Goodwill is carried at cost less accumulated impairment losses and tested annually for impairment. Impairment losses on goodwill are not reversed. The impairment testing is performed annually or more frequently if events or changes in circumstances indicate that it may be impaired.
Goodwill is allocated to cash-generating units (“CGUs") for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. If the composition of one or more CGUs to which goodwill has been allocated changes due to a re-organization, the goodwill is re-allocated to the units affected.
The gain or loss on disposal of an entity includes the carrying amount of goodwill relating to the entity sold.

Impairment of non-financial assets
3.6 Impairment of non-financial assets
Other long-lived assets are reviewed each reporting period for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If such indicators exist, an impairment test is performed.
An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less cost of disposal ("FVLCD") and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows or CGUs.
Value in use is determined as the present value of the future cash flows expected to be derived from an asset or CGU based on the detailed mine and/or production plans. The estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
FVLCD is the amount obtainable from the sale of an asset or CGU in an arm’s length transaction between knowledgeable, willing parties, less the costs of disposal. For mining assets, FVLCD is often estimated using a discounted cash flow approach because a fair value is not readily available from an active market or binding sale agreement. Estimated future cash flows are calculated using estimated future prices, mineral reserves and resources, operating and capital costs. All assumptions used are those that an independent market participant would consider appropriate.
Non-financial assets other than goodwill impaired in prior periods are reviewed for possible reversal of the impairment when events or changes in circumstances indicate that an item of mineral property and equipment or CGU is no longer impaired.

Financial assets
3.7 Financial assets

(i)	Classification and measurement
The Company classifies its financial assets in the following categories: at fair value through profit or loss (“FVTPL”), at fair value through other comprehensive income (“FVTOCI”) or at amortized cost. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition.
The classification of investments in debt instruments is driven by the business model for managing the financial assets and their contractual cash flow characteristics. Investments in debt instruments are measured at amortized cost if the business model is to hold the instrument for collection of contractual cash flows and those cash flows are solely principal and interest. If the business model is not to hold the debt instrument, it is classified as FVTPL. Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payments of principal and interest.
Equity instruments that are held for trading (including all equity derivative instruments) are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as FVTOCI.
(a) Financial assets at FVTPL
Financial assets carried as FVTPL are initially recorded at fair value with all transaction costs expensed in the consolidated statement of operations. Realized and unrealized gains and losses arising from changes in the fair value of the financial asset held at FVTPL are included in the consolidated statement of operations in the period in which they arise. Derivatives are also categorised as FVTPL unless they are designated as hedges.
(b) Financial assets at FVTOCI
Investments in equity instruments as FVTOCI are initially recognized at fair value plus transaction costs. Subsequently they are measured at fair value, with gains and losses arising from changes in fair value recognized in other comprehensive income. There is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment.
(c) Financial assets at amortized cost
Financial assets at amortized cost are initially recognized at fair value and subsequently carried at amortized cost less any impairment.

(ii)	Impairment of financial assets
The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the loss allowance for the financial asset is measured at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the credit risk on the financial asset has not increased significantly since initial recognition, the loss allowance is measured for the financial asset at an amount equal to twelve month expected credit losses. For trade receivables the Company applies the simplified approach to providing for expected credit losses, which allows the use of a lifetime expected loss provision.
Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be objectively related to an event occurring after the impairment was recognized.
(iii) Derecognition of financial assets
Financial assets are derecognized when they mature or are sold, and substantially all the risks and rewards of ownership have been transferred. Gains and losses on derecognition of financial assets classified as FVTPL or amortized cost are recognized in the consolidated statement of operations. Gains or losses on financial assets classified as FVTOCI remain within accumulated other comprehensive income.

Derivative financial instruments and hedging activities
3.8 Derivative financial instruments and hedging activities
Derivatives are recognized initially at fair value on the date a derivative contract is entered into. Subsequent to initial recognition, derivatives are remeasured at their fair value. The method of recognising any resulting gain or loss depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged.
Changes in the fair value of any derivative instruments that do not qualify for hedge accounting are recognised immediately in the consolidated statement of operations.
(a) Fair value hedge
Changes in the fair values of derivatives that are designated and qualify as fair value hedges are recorded in the consolidated statement of operations, together with any changes in the fair values of the hedged assets or liabilities that are attributable to the hedged risk.
(b) Cash-flow hedge
The effective portions of changes in the fair values of derivatives that are designated and qualify as cash-flow hedges are recognised in equity. The gain or loss relating to any ineffective portion is recognised immediately in the consolidated statement of operations.
Amounts accumulated in the hedge reserve are recycled in the consolidated statement of operations in the periods when the hedged items will affect profit or loss (for instance when the forecast sale that is hedged takes place). If a forecast transaction that is hedged results in the recognition of a non-financial asset (for example, inventory) or a liability, the gains and losses previously deferred in the hedge reserve are included in the initial measurement of the cost of the asset or liability.
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in the hedge reserve at that time remains in the reserve and is recognised when the forecast transaction is ultimately recognised in the consolidated statement of operations. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in other comprehensive income is immediately transferred to the consolidated statement of operations.
The Company has not designated any derivative contracts as hedges and therefore has not applied hedge accounting in these consolidated financial statements.

Inventories
3.9 Inventories
Inventories are valued at the lower of cost and net realizable value. Costs incurred in bringing each product to its present location and condition are accounted for as follows:

i)
Product inventory consists of stockpiled ore, ore on leach pads, crushed ore, in-circuit material at properties with milling or processing operations, gold concentrate, other metal concentrate, iron ore stockpile awaiting shipment, doré awaiting refinement and unsold bullion. Product inventory costs consist of direct production costs including mining, crushing and processing; site administration costs; and allocated indirect costs, including depreciation and amortization of mineral property, plant and equipment.

Inventory costs are charged to production costs on the basis of quantity of metal sold. At operations where the ore extracted contains significant amounts of metals other than gold, primarily silver, copper, lead and zinc, cost is allocated between the joint products. The Company regularly evaluates and refines estimates used in determining the costs charged to production costs and costs absorbed into inventory carrying values based upon actual gold recoveries and operating plans.
Net realizable value is the estimated selling price, less the estimated costs of completion and selling expenses.

ii)
Materials and supplies inventory consists of consumables used in operations, such as fuel, chemicals, reagents and spare parts, which are valued at the lower of average cost and net realisable value and, where appropriate, less a provision for obsolescence. Costs include acquisition, freight and other directly attributable costs.

Trade receivables
3.10 Trade receivables
Trade receivables are amounts due from customers for the sale of bullion and metals in concentrate in the ordinary course of business.
Trade receivables are recognized initially at fair value and subsequently at amortized cost using the effective interest rate method. Trade receivables are recorded net of lifetime expected credit losses.
Settlement receivables arise from the sale of metals in concentrate. Settlement receivables are classified as fair value through profit and loss and are recorded at fair value at each reporting period. Changes in fair value of settlements receivable are recorded in revenue.

Cash and cash equivalents
3.11 Cash and cash equivalents
Cash and cash equivalents include cash on hand, deposits held at call with banks and other short-term highly liquid investments with maturities at the date of acquisition of three months or less. Bank overdrafts are shown within borrowings in current liabilities on the consolidated statement of financial position.

Share capital
3.12 Share capital
Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects. Common shares held by the Company are classified as treasury stock and recorded as a reduction of shareholders’ equity.

Trade payables
3.13 Trade payables
Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.
Trade payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method.

Debt and borrowings
3.14 Debt and borrowings
Borrowings are recognised initially at fair value, net of transaction costs incurred. Borrowings are subsequently carried at amortised cost, calculated using the effective interest method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognised in the consolidated statement of operations over the period of the borrowings using the effective interest method.
Fees paid on the establishment of loan facilities and other borrowings are recognised as transaction costs of the loan to the extent that it is probable that some or all of the facility and other borrowings will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility and borrowings will be drawn down, the fee is capitalised as a pre-payment for liquidity services and amortised over the period of the loan to which it relates.

Current and deferred income tax
3.15 Current and deferred income tax
Income tax expense comprises current and deferred tax. Income tax expense is recognized in the consolidated statement of operations except to the extent that it relates to items recognized either in other comprehensive income or directly in equity, in which case it is recognized in other comprehensive income or in equity, respectively.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years. Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings. The tax rate used is the rate that is substantively enacted.

3. Significant accounting policies (continued)
Deferred income tax is recognised on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred income tax is not recorded if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled.
A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Employee benefits
3.16 Employee benefits

(i)	Defined benefit plans
Certain employees have entitlements under Company pension plans which are defined benefit pension plans. For defined benefit plans, the level of benefit provided is based on the length of service and earnings of the person entitled.
The cost of the defined benefit plan is determined using the projected unit credit method. The related pension liability recognized in the consolidated statement of financial position is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets.
The Company obtains actuarial valuations for defined benefit plans for each balance sheet date. Actuarial assumptions used in the determination of defined benefit pension plan liabilities are based on best estimates, including rate of salary escalation and expected retirement dates of employees. The discount rate is based on high quality bond yields. The assumption used to determine the interest income on plan assets is equal to the discount rate.
Actuarial gains and losses are recognized in full in the period in which they occur in other comprehensive income without recycling to the consolidated statement of operations in subsequent periods. Current service cost, the vested element of any past service cost, the interest income on plan assets and the interest arising on the pension liability are included in the same line items in the consolidated statement of operations or other comprehensive income as the related compensation cost.
Past service costs are recognized immediately to the extent the benefits are vested, and otherwise are amortized on a straight-line basis over the average period until the benefits become vested.

(ii)	Defined contribution plans
The Company’s contributions to defined contribution plans are charged to the consolidated statement of operations in the period to which the contributions relate.

(iii)	Termination benefits
Eldorado recognizes termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal, or providing benefits as a result of an offer made to encourage voluntary termination. Benefits falling due more than twelve months after the end of the reporting period are discounted to their present value.

(iv)	Short-term benefits
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Share-based payment transactions
3.17 Share-based payment transactions
The Company applies the fair value method of accounting for all stock option awards and equity settled restricted share units and performance share units. Under this method the Company recognizes a compensation expense for all stock options awarded to employees, based on the fair value of the options on the date of grant which is determined by using the Black-Scholes option pricing model. For equity settled restricted share units, compensation expense is recognized based on the quoted market value of the shares. For equity settled performance share units, compensation expense is recognized based on the fair value of the shares on the date of grant which is determined by a valuator.
The fair value of the options, restricted share units and performance share units are expensed over the vesting period of the awards with a corresponding increase in equity. No expense is recognized for awards that do not ultimately vest. Deferred share units are liability awards settled in cash accounted for at the quoted market price at the grant date with the corresponding liability is marked to market at each subsequent reporting date.

Provisions
3.18 Provisions
A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. They are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.
Rehabilitation and restoration
A provision is made for mine rehabilitation and restoration when an obligation is incurred. The provision is recognised as a liability with a corresponding asset recognised in relation to the mine site. At each reporting date the rehabilitation liability is re-measured in line with changes in discount rates, and timing or amount of the costs to be incurred. The rehabilitation liability is classified as an ‘Asset retirement obligation’ on the consolidated statement of financial position.
The provision recognised represents management’s best estimate of the present value of the future costs required. Significant estimates and assumptions are made in determining the amount of restoration and rehabilitation provisions. Those estimates and assumptions deal with uncertainties such as: requirements of the relevant legal and regulatory frameworks, the magnitude of necessary remediation activities and the timing, extent and costs of required restoration and rehabilitation activity.
These uncertainties may result in future actual expenditure differing from the amounts currently provided. The provision recognised is periodically reviewed and updated based on the facts and circumstances available at the time. Changes to the estimated future costs for operating sites are recognised in the consolidated statement of financial position by adjusting both the restoration and rehabilitation asset and provision. Such changes give rise to a change in future depreciation and financial charges.

Revenue recognition
3.19 Revenue recognition
Revenue is generated from the sale of bullion and metals in concentrate. The Company produces doré, gold concentrate and other metal concentrates. The Company’s performance obligations relate primarily to the delivery of these products to customers, with each shipment representing a separate performance obligation.
Revenue from the sale of bullion and metals in concentrates is recognized at the point the customer obtains control of the product. Control is transferred when title has passed to the purchaser, the product is physically delivered to the customer, the customer controls the risks and rewards of ownership and the Company has a present right to payment for the product.

3. Significant accounting policies (continued)
(i) Metals in concentrate
Control over metals in concentrates is transferred to the customer and revenue is recognized upon the placing of the material on board the vessel for shipment which is when the product is considered to be physically delivered to the customer under the terms of the customer contract.
Metals in concentrate are sold under pricing arrangements where final prices are determined by market prices subsequent to the date of sale (the “quotational period”). Revenue from concentrate sales is recorded based on the estimated amounts to be received, based on the respective metals forward price at the expected settlement date. Adjustments are made to settlements receivable in subsequent periods based on fluctuations in the forward prices until the date of final metal pricing. These subsequent changes in the fair value of the settlements receivable are recorded in revenue separate from revenue from contracts with customers.
Provisional invoices for metals in concentrate sales are typically issued for 80 - 90% of the estimated total value shortly after or on the passage of control of the product to the customer. Additional invoices are issued as final product weights and assays are determined over the quotational period. Provisionally invoiced amounts are generally collected promptly.
(ii) Metals in doré
The refiners who receive doré from the Company, refine the materials on the Company’s behalf and arrange for sale of the refined metal on the Precious Metal Market of the Borsa Istanbul, formerly “Istanbul Gold Exchange”. Control over the refined gold or silver produced from doré is transferred to the customer and revenue recognized upon delivery to the customer’s bullion account on the Precious Metal Market of the Borsa Istanbul.
Refined metals are sold at spot prices on the Precious Metal Market of the Borsa Istanbul. Sales proceeds are collected within several days of the completion of the sale transaction.

Finance income and expenses
3.20 Finance income and expenses
Finance income comprises interest income on funds invested (including financial assets carried at FVTPL) and changes in the fair value of financial assets at FVTPL. Interest income is recognized as it accrues in profit or loss, using the effective interest method.
Finance expenses comprise interest expense on borrowings, unwinding of the discount on provisions, changes in the fair value of financial assets at fair value through profit or loss and impairment losses recognized on financial assets. All borrowing costs are recognized in profit or loss using the effective interest method, except for those amounts capitalized as part of the cost of qualifying property, plant and equipment.

Earnings (loss) per share
3.21 Earnings (loss) per share
The Company presents basic and diluted earnings per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing the earnings or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted EPS is determined by adjusting the earnings or loss attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all dilutive potential common shares, which comprise warrants and share options granted to employees.

Adoption of new accounting standards
The following standards and amendments to existing standards have been adopted by the Company commencing January 1, 2018:

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IFRS 9 ‘Financial Instruments’ – This standard was published in July 2014 and replaces the existing guidance in IAS 39, ‘Financial Instruments: Recognition and Measurement’. IFRS 9 includes revised guidance on the classification and measurement of financial instruments, including a new expected credit loss model for calculating impairment on financial assets, and new general hedge accounting requirements. Most of the requirements in IAS 39 for classification and measurement of financial liabilities were carried forward in IFRS 9, so the Company's accounting policy with respect to financial liabilities is substantially unchanged. The Company has changed its accounting policy with respect to the clarification of financial assets that were recognized at the date of transition, January 1, 2018. The new policy is included in note 3, section 3.7. The change did not impact the presentation or carrying value of any financial assets on the transition date.

As part of the implementation of this standard, the Company completed an assessment of its financial instruments as at January 1, 2018 in compliance with IFRS 9. The following table shows the original classification under IAS 39 and the new classification under IFRS 9:

	Original classification New classification IAS 39	New classification IFRS 9

Financial assets
Cash and cash equivalents	Amortized cost	Amortized cost
Term deposit	Amortized cost	Amortized cost
Restricted cash	Amortized cost	Amortized cost
Trade receivables	Amortized cost	Amortized cost
Settlement receivables	Embedded derivative separately identified as FVTPL	FVTPL
Marketable securities	Available-for-sale	FVTOCI
Derivatives	FVTPL	FVTPL

Financial liabilities
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Debt	Amortized cost	Amortized cost

Upon adoption of IFRS 9, the Company made an irrevocable election to classify marketable securities as FVTOCI since they are not held for trading and are held for strategic reasons.

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IFRS 15 ‘Revenue from Contracts with Customers’ – This standard introduces a single model that applies to contracts with customers and two approaches to recognising revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much and when revenue is recognized. The Company's revenue recognition policy under the previous standard recognized revenue when persuasive evidence of an arrangement existed, the bullion, doré, metal concentrates and iron ore had been shipped, title had passed to the purchaser, the price was fixed or determinable, and collection was reasonably assured. The Company has adopted this standard with a modified retrospective approach and has changed its accounting policy for revenue recognition. The new policy is included in note 3, section 3.19. There was no adjustment to prior periods as a result of the implementation of this standard. The Company has provided additional disclosures required by this standard in note 28 of these audited consolidated financial statements.

5. Adoption of new accounting standards (continued)

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IFRS 2 ‘Share-Based Payments’ – In June 2016, the IASB issued final amendments to this standard and clarified the classification and measurement of share-based payment transactions. These amendments deal with variations in the final settlement arrangements including:

(a) accounting for cash-settled share-based payment transactions that include a performance condition,
(b) classification of share-based payment transactions with net settlement features; and
(c) accounting for modifications of share-based payment transactions from cash-settled to equity.
At January 1, 2018, the Company adopted this standard and there was no impact on the consolidated financial statements for the year ended December 31, 2018.
The following standard and interpretation will be adopted by the Company in the annual accounting periods beginning January 1, 2019:

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IFRS 16 ‘Leases’ – This standard was published in January 2016 and replaces the existing guidance in IAS 17, ‘Leases’. IFRS 16 introduces a single accounting model for lessees and for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee will be required to recognize a right-of-use asset, representing its right to use the underlying asset, and a lease liability, representing its obligation to make lease payments. The accounting treatment for lessors will remain largely the same as under IAS 17.

The Company will adopt this standard effective January 1, 2019. Under this standard, the present value of lease commitments will be shown as a liability on the balance sheet together with an asset representing the right of use, including those leases classified as operating leases under the current standard IAS 17. This implies higher amounts of depreciation expense and interest expense on lease liabilities will be recorded in the Company’s consolidated net earnings or loss in 2019 and future years. Additionally, a corresponding reduction in G&A costs and/or production costs is expected.
The Company is in the process of completing its review and analysis of IFRS 16 and will apply IFRS 16 using the cumulative catch-up approach where the additional right-of-use assets and lease liabilities will be recorded from that date forward and will not require restatement of prior years comparative information.
The Company will provide the quantitative impact of adopting IFRS 16 in its Q1, 2019 unaudited condensed consolidated interim financial statements.

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IFRIC 23 'Uncertainty over Income Tax Treatments' – This interpretation sets out how to determine the accounting tax position when there is uncertainty over income tax treatments. The Interpretation requires an entity to determine whether uncertain tax positions are assessed separately or as a group; and assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings. If yes, the entity should determine its accounting tax position consistently with the tax treatment used or planned to be used in its income tax filings. If no, the entity should reflect the effect of uncertainty in determining its accounting tax position. The Interpretation is effective January 1, 2019. Entities can apply the interpretation with either full retrospective application or modified retrospective application without restatement of comparatives retrospectively or prospectively. The Company does not expect the application of the Interpretation will have a significant impact on the Company’s consolidated financial statements.

There are other new standards, amendments to standards and interpretations that have been published and are not yet effective. The Company believes they will have no material impact on its consolidated financial statements.